Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments (unaudited)
September 30, 2024

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 45.6%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	666,784	$7,942,284
Janus Henderson Enterprise Fund - Class N Shares£	90,574	13,916,843
Janus Henderson Growth and Income Fund - Class N Shares£	187,781	14,765,185
Janus Henderson Overseas Fund - Class N Shares£	783,702	38,092,730
Janus Henderson Research Fund - Class N Shares£	137,800	11,618,063
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	47,569	835,893
Janus Henderson Triton Fund - Class N Shares£	10,165	302,843
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	186,072	2,225,641
		89,699,482
Exchange-Traded Funds (ETFs) – 30.3%
iShares Core International Aggregate Bond	225,969	11,709,714
iShares JP Morgan USD Emerging Markets Bond	110,206	10,313,077
iShares Russell 2000 Value	35,933	5,994,343
Janus Henderson Small Cap Growth Alpha£	29,052	1,900,001
Vanguard FTSE Emerging Markets	462,410	22,126,318
Vanguard Value	43,866	7,657,688
		59,701,141
Fixed Income Funds – 23.1%
Janus Henderson Developed World Bond Fund - Class N Shares£	3,232,877	25,604,382
Janus Henderson Flexible Bond Fund - Class N Shares£	1,942,395	18,537,163
Janus Henderson High-Yield Fund - Class N Shares£	107,489	800,790
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	142,344	411,378
		45,353,713
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£	2,021,904	2,022,309
Total Investments (total cost $177,978,416) – 100.0%		196,776,645
Cash, Receivables and Other Assets, net of Liabilities – 0%		82,579
Net Assets – 100%		$196,859,224

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 70.7%
Equity Funds - 45.6%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$7,597,558	$50,855	$(223,676)	$112,154	$405,393	$7,942,284	666,784	$-	$-
Janus Henderson Enterprise Fund - Class N Shares
	12,991,576	89,475	(389,587)	28,340	1,197,039	13,916,843	90,574	-	-
Janus Henderson Growth and Income Fund - Class N Shares
	14,280,618	129,783	(416,285)	30,844	740,225	14,765,185	187,781	35,446	-
Janus Henderson Overseas Fund - Class N Shares
	37,850,078	248,208	(1,104,015)	155,819	942,640	38,092,730	783,702	-	-
Janus Henderson Research Fund - Class N Shares
	11,591,156	73,179	(330,470)	(3,742)	287,940	11,618,063	137,800	-	-
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	778,776	5,383	(23,525)	3,247	72,012	835,893	47,569	-	-
Janus Henderson Triton Fund - Class N Shares
	286,200	1,952	(8,456)	888	22,259	302,843	10,165	-	-
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	2,082,099	23,920	(62,047)	6,479	175,190	2,225,641	186,072	9,640	-
Total Equity Funds - 45.6%
	$87,458,061	$622,755	$(2,558,061)	$334,029	$3,842,698	$89,699,482	2,110,447	$45,086	$-
Exchange-Traded Funds (ETFs) - 1.0%
Janus Henderson Small Cap Growth Alpha
	1,754,555	12,248	(53,426)	3,195	183,429	1,900,001	29,052	1,601	-

Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Fixed Income Funds - 23.1%
Janus Henderson Developed World Bond Fund - Class N Shares
	$24,771,453	$362,694	$(732,172)	$6,612	$1,195,795	$25,604,382	3,232,877	$191,277	$-
Janus Henderson Flexible Bond Fund - Class N Shares
	18,048,468	281,505	(531,933)	(37,479)	776,602	18,537,163	1,942,395	227,854	-
Janus Henderson High-Yield Fund - Class N Shares
	781,179	18,824	(22,834)	(2,750)	26,371	800,790	107,489	13,537	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	406,454	8,205	(11,834)	97	8,456	411,378	142,344	5,448	-
Total Fixed Income Funds - 23.1%
	$44,007,554	$671,228	$(1,298,773)	$(33,520)	$2,007,224	$45,353,713	5,425,105	$438,116	$-
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	1,690,315	1,987,637	(1,655,636)	-	(7)	2,022,309	2,021,904	24,362	-
Total Affiliated Investments - 70.7%
	$134,910,485	$3,293,868	$(5,565,896)	$303,704	$6,033,344	$138,975,505	9,586,508	$509,165	$-

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$89,699,482	$-	$-
Exchange-Traded Funds (ETFs)	59,701,141	-	-
Fixed Income Funds	45,353,713	-	-
Money Markets	-	2,022,309	-
Total Assets	$194,754,336	$2,022,309	$-

Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70270 11-24